DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT

6 – DEBT

Square 1 Financing and Security Agreement

In December 2011, Enumeral entered into a $1.79 million venture debt financing with Square 1 Bank (as subsequently amended, the “Square 1 Financing”), pursuant to which Enumeral was required to comply with certain covenants on an annual basis. Enumeral was required to meet a maximum cash burn or liquidity ratio as indicated in the term loan agreement. In February 2014, Enumeral revised the terms of its Loan and Security Agreement with Square 1 Bank, whereby Enumeral agreed to complete an equity financing for gross cash proceeds of $2.0 million by March 31, 2014 and $4.0 million by June 30, 2014. Additionally, beginning on the date that Enumeral completed an equity financing for gross cash proceeds of $2.0 million, a monthly minimum unrestricted cash balance was required based upon three times the trailing three month cash burn.

In June 2014, Enumeral further revised the terms of its Loan and Security Agreement with Square 1 Bank, whereby Enumeral extended its deadline to complete an equity financing for gross cash proceeds of $4.0 million to August 1, 2014. Additionally, Enumeral amended its minimum cash requirement beginning June 26, 2014 through August 1, 2014, pursuant to which Enumeral was required to maintain a minimum of $300,000 in unrestricted cash.

In August 2014, Enumeral fully repaid this loan.

In connection with the Square 1 Financing, Enumeral issued warrants to purchase an aggregate of 41,659 shares of Enumeral Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger, as further described in Note 10 below.

Convertible Promissory Notes

In February 2014, Enumeral raised $750,000 by issuing convertible promissory notes at 12% interest per annum. The maturity date was July 2015. The holders of these notes had the right to convert the notes into shares of common stock at a conversion price of $0.27 per share. In July 2014, the principal of $750,000 and accrued interest of $41,500, offset by $103,846 of debt discount, related to these notes were converted into 3,230,869 shares of common stock (see Note 9). If prior to maturity or conversion, Enumeral consummated a liquidation event as defined, at the election of the holder, (a) Enumeral would have been required to pay the holders an amount equal to the sum of three times the total principal amount then outstanding under these notes, plus all accrued and unpaid interest due, (b) the outstanding principal of the notes would have automatically converted into shares of Enumeral’s Series A-2 Preferred Stock at the closing of the liquidation event at the Series A-2 Original Issue Price, and (c) the outstanding principal of the notes would have automatically converted into shares of Enumeral’s common stock at the closing of the liquidation event at a price per share of $0.27.

At the time of issuance Enumeral allocated proceeds to the convertible notes and the warrants based upon the relative fair value on the issuance date which resulted in a $140,779 debt discount on the convertible promissory notes and $140,779 allocated to the warrants, recorded in equity. The allocation of proceeds to the warrants gave rise to a beneficial conversion feature which was recorded at the intrinsic value ($140,779) calculated as the difference between the adjusted conversion price of approximately $0.22 and the estimated fair value of Enumeral’s common stock of $0.27. For the three months ended March 31, 2014, the Company recorded $21,644 to interest expense as it relates to the beneficial conversion feature and debt discount associated with the warrants. In connection with the July 2014 Merger this beneficial conversion amount was recognized as a $281,558 increase to additional paid in capital.

6 – DEBT

Square 1 Financing and Security Agreement

In December 2011, Enumeral entered into a $1.79 million venture debt financing with Square 1 Bank (as subsequently amended, the “Square 1 Financing”), pursuant to which Enumeral was required to comply with certain covenants on an annual basis. Enumeral was required to meet a maximum cash burn or liquidity ratio as indicated in the term loan agreement. In February 2014, Enumeral revised the terms of its Loan and Security Agreement with Square 1 Bank, whereby Enumeral agreed to complete an equity financing for gross cash proceeds of $2.0 million by March 31, 2014 and $4.0 million by June 30, 2014. Additionally, beginning on the date that Enumeral completed an equity financing for gross cash proceeds of $2.0 million, a monthly minimum unrestricted cash balance was required based upon three times the trailing three month cash burn.

In June 2014, Enumeral further revised the terms of its Loan and Security Agreement with Square 1 Bank, whereby Enumeral extended its deadline to complete an equity financing for gross cash proceeds of $4.0 million to August 1, 2014. Additionally, Enumeral amended its minimum cash requirement beginning June 26, 2014 through August 1, 2014, pursuant to which Enumeral was required to maintain a minimum of $300,000 in unrestricted cash.

In August 2014, Enumeral fully repaid this loan.

In connection with the Square 1 Financing, Enumeral issued warrants to purchase an aggregate of 41,659 shares of Enumeral Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger, as further described in Note 10 below.

Convertible Promissory Notes

In February 2014, Enumeral raised $750,000 by issuing convertible promissory notes at 12% interest per annum. The maturity date was July 2015. The holders of these notes had the right to convert the notes into shares of common stock at a premerger conversion price of $0.27 per share. In July 2014, the principal of $750,000 and accrued interest of $41,500, offset by $103,846 of debt discount, related to these notes were converted into 3,230,869 shares of common stock (see Note 8). If prior to maturity or conversion, Enumeral consummated a liquidation event as defined, at the election of the holder, (a) Enumeral would have been required to pay the holders an amount equal to the sum of three times the total principal amount then outstanding under these notes, plus all accrued and unpaid interest due, (b) the outstanding principal of the notes would have automatically converted into shares of Enumeral’s Series A-2 Preferred Stock at the closing of the liquidation event at the Series A-2 Original Issue Price, and (c) the outstanding principal of the notes would have automatically converted into shares of Enumeral’s common stock at the closing of the liquidation event at a price per share of $0.27.

Enumeral allocated proceeds to the convertible notes and the warrants based upon the relative fair value on the issuance date which resulted in a $140,779 debt discount on the convertible promissory notes and $140,779 allocated to the warrants, recorded in equity. The allocation of proceeds to the warrants gave rise to a beneficial conversion feature which was recorded at the intrinsic value ($140,779) calculated as the difference between the adjusted conversion price of approximately $0.22 and the estimated fair value of Enumeral’s common stock of $0.27. For the year ended December 31, 2014, the Company recorded $177,712 to interest expense as it relates to the beneficial conversion feature and debt discount associated with warrants.